Benefit Plans and Stock-Based Compensation - Summary of Birks' Restricted Stock Units And Deferred Share Units (Detail) - shares	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Cash Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units Line Items [Line Items]
Beginning balance	689,012	465,134	257,005
Grants of new units	61,470	223,878	244,844
Settled in cash			(36,715)
Converted to equity-settled awards	(750,482)
Ending balance	0	689,012	465,134
Cash Settled Restricted Stock Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units Line Items [Line Items]
Beginning balance	375,000	0	102,000
Grants of new units		375,000
Settled in cash			(102,000)
Converted to equity-settled awards	(325,000)
Ending balance	50,000	375,000	0
Equity Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units Line Items [Line Items]
Beginning balance	0
Converted to equity-settled awards	750,482
Ending balance	750,482	0
Equity Settled Restricted Stock Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units Line Items [Line Items]
Beginning balance	0
Converted to equity-settled awards	325,000
Ending balance	325,000	0